CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows Used in Operating Activities
Net loss	$ (8,925,815)	$ (1,417,903)	$ (59,614,467)	$ (10,389,372)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense	5,398	16,473	806,381	1,785
Asset retirement obligation			(26,670)
Prospect fee offset to note payable				(368,334)
Imputed interest on note payable	37,500	25,000	37,500
Expense related to stock based compensation	128	54,081	54,381	4,781,278
Impairment loss			56,186,313
Change in:
Accounts receivable	85,000	30,369	123,882	(208,882)
Prepayments - development costs	(67,691)	(194,404)	(254,548)	18,660
Prepaid expenses	(194,541)	1,016	(18,515)	(14,440)
Other assets				(25,000)
Accrued interest payable			755,696
Accounts payable, related party			97,027
Accounts payable and accrued expenses	2,021,684	(3,565,287)	(3,256,094)	(1,353,787)
Net cash from (used in) operating activities	535,005	(5,077,325)	(5,109,114)	(7,558,092)
Cash Flows From (Used in) Investing Activities
Investment in oil and natural gas properties	(5,064,022)	(276,079)	(448,477)	(8,653,640)
Proceeds from sale of oil and gas property			1,141,142
Net cash from (used in) investing activities	(5,064,022)	865,063	692,665	(8,653,640)
Cash Flows From Financing Activities
Proceeds from notes payable, related party	1,018,000	1,001,750	1,250,000	18,000,000
Proceeds from promissory note	6,000,000	2,000,000	2,000,000
Payments on promissory notes				(1,000,000)
Prepayments, working interest owners		(311,281)	(311,281)	311,281
Net cash from financing activities	5,018,000	2,690,469	2,938,719	17,311,281
Net increase(decrease) in cash	488,983	(1,521,793)	(1,477,730)	1,099,549
Cash - beginning of period	191,117	1,668,847	1,668,847	569,298
Cash - end of period	680,100	147,054	191,117	1,668,847
Supplemental disclosure of cash flow information:
Cash paid for interest	385,333			199,345
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued in mineral property acquisitions			1,243,565	723,669
Common stock issued after December 31, 2024 for mineral property acquisitions			843
Addition to note payable to reimburse lease payments		278,054	278,054
Account receivable cancelled in WI acquisition				177,519
Recognition of ARO liability			70,949
Capitalized Interest		2,182,539	$ 2,182,539	$ 2,498,184
Impairment expense	5,038,725
Asset retirement obligation		(26,670)
Interest payable	2,373,565
Asset retirement obligation, current	161,052
Proceeds from sale of assets		1,141,142
Payments on promissory notes	(2,000,000)
Common stock issued in property acquisition		1,243,565
Increase in note payable, related party for settlement of accounts payable	$ 215,000